Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
	As at December 31,
	2025	2024
	$ Thousands
	Carrying amount
Cash and cash equivalents	1,478,339	1,015,851
Short-term and long-term deposits and restricted cash	163,650	16,444
Trade receivables and other assets	212,604	115,918
Short-term and long-term derivative instruments	12,968	27,423
Other investments	107,313	142,619
	1,974,874	1,318,255

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
	As at December 31,
	2025	2024
	$ Thousands
Israel	96,005	65,526
United States	40,965	14,877
	136,970	80,403

Disclosure Of Aging Of Trade Receivables Explanatory
	As at December 31
	2025	2024
	$ Thousands
Not past due nor impaired	136,970	80,403

Schedule of Debt Securities
	ECL on other investments
	2025	2024	2023
	$ Thousands
Balance as at 1 January	338	1,374	732
Impairment (reversal)/loss on debt securities at FVOCI	(233)	(1,036)	642
Balance as at 31 December	105	338	1,374

Schedule of Anticipated Repayment Dates of the Financial Liabilities
	As at December 31, 2025
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	126,781	126,781	126,781	-	-	-
Other current liabilities	8,876	8,876	8,876	-	-	-
Lease liabilities including interest payable *	10,223	14,691	2,852	7,290	1,444	3,105
Debentures (including interest payable) *	592,329	686,215	97,134	94,816	314,064	180,201
Loans from banks and others including interest *	1,184,096	1,486,109	91,079	99,499	582,952	712,579

	1,922,305	2,322,672	326,722	201,605	898,460	895,885

*	Includes current portion of long-term liabilities.

	As at December 31, 2024
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	58,293	58,293	58,293	-	-	-
Other current liabilities	7,424	7,641	7,641	-	-	-
Lease liabilities including interest payable *	12,958	16,074	4,303	2,756	6,090	2,925
Debentures (including interest payable) *	518,612	580,109	73,158	83,604	308,163	115,184
Loans from banks and others including interest *	753,786	1,015,619	62,217	61,186	328,939	563,277

	1,351,073	1,677,736	205,612	147,546	643,192	681,386

*	Includes current portion of long-term liabilities.

Schedule of Exposure Foreign Currency Risk Non Hedging Derivative Financial Instruments Explanatory
As at December 31, 2025
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
$ Thousands
Forward contracts on exchange rates	Dollar	NIS	-	-	-	-

	As at December 31, 2024
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands
Forward contracts on exchange rates	Dollar	NIS	1,097	3,950	2025	47

The Group’s exposure to foreign currency risk in respect of hedging derivative financial instruments is as follows:

	As at December 31, 2025
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	99,271	313,958	2026	576

	As at December 31, 2024
	Currency/ linkage receivable	Currency/ linkage payable	Amount receivable	Amount payable	Expiration dates	Fair value
			$ Thousands

Forward contracts on exchange rates	Dollar	NIS	192	691	2025	7

Schedule of Detailed Information About Exposure To Index Risk With Respect To Derivative Instruments Explanatory
	As at December 31, 2025
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	78,380	12,968

	As at December 31, 2024
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.76%	2036	74,577	11,931

Schedule of Detailed Information About Exposure To Cpi And Foreign Currency Risks Explanatory
	As at December 31, 2025
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	562,373	-	987
Short-term deposits and restricted cash	12,571	-
Trade receivables	93,892	-	74
Other current assets	1,165	-	66
Total financial assets	670,001	-	1,127

Trade payables	84,666	-	2,116
Other current liabilities	523	3,745	131
Loans from banks and others and debentures	1,200,809	284,297	-
Total financial liabilities	1,285,998	288,042	2,247

Total non-derivative financial instruments, net	(615,997)	(288,042)	(1,120)
Derivative instruments	-	12,968	-
Net exposure	(615,997)	(275,074)	(1,120)

	As at December 31, 2024
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other
Non-derivative instruments
Cash and cash equivalents	63,984	-	884
Short-term deposits and restricted cash	16,444	-	-
Trade receivables	63,561	-	-
Other current assets	1,208	-	60
Total financial assets	145,197	-	944

Trade payables	24,910	-	131
Other current liabilities	3,648	3,979	218
Loans from banks and others and debentures	780,684	367,524	-
Total financial liabilities	809,242	371,503	349

Total non-derivative financial instruments, net	(664,045)	(371,503)	595
Derivative instruments	-	11,931	-
Net exposure	(664,045)	(359,572)	595

Schedule of Sensitivity Analysis
	As at December 31, 2025
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	20,475	10,239	(10,239)	(20,475)

	As at December 31, 2025
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(3,862)	(1,931)	1,931	3,862

	As at December 31, 2024
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	6,261	3,130	(3,130)	(6,261)

	As at December 31, 2024
	2% increase	1% increase	1% decrease	2% decrease
	$ Thousands
Non-derivative instruments
CPI	(5,578)	(2,789)	2,789	5,578

Schedule of Type of Interest Borne by Financial Instruments
	As at December 31,
	2025	2024
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	107,313	142,619
Financial liabilities	(283,100)	(365,704)
	(175,787)	(223,085)
Variable rate instruments
Financial assets	316	57,448
Financial liabilities	(873,610)	(450,980)
	(873,294)	(393,532)

Schedule of Detailed Information About Increased Decreased Profit And Loss Before Tax By Amounts Explanatory
	As at December 31, 2025
	increase	decrease
	$ Thousands
Variable rate instruments	(8,733)	8,733

	As at December 31, 2024
	increase	decrease
	$ Thousands
Variable rate instruments	(3,935)	3,935

Schedule of Sensitive Analysis for Change in LIBOR Interest Rate
	As at December 31, 2025
	2% decrease	1% decrease	1% increase	2% increase
	$ Thousands

Long-term loans and debentures (SOFR)	33,034	16,517	(16,517)	(33,034)
Interest rate swaps (SOFR)	4,294	2,147	(2,147)	(4,294)

Disclosure Of Fair Value Of Financial Assets And Financial Liabilities Explanatory
	As at December 31, 2025
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	592,329	590,828
Long-term loans from banks and others (excluding interest)	1,046,206	1,060,126
Loans from non-controlling interests	137,890	140,265

	As at December 31, 2024
	Carrying amount	Fair value
Liabilities	$ Thousands
Non-convertible debentures	518,612	494,868
Long-term loans from banks and others (excluding interest)	612,482	613,488
Loans from non-controlling interests	141,304	139,197

Schedule of Detailed Information About Valuation Techniques Used In Measuring Level 3 Fair Values Explanatory
Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Long-term investment (Qoros)	The Group assessed the fair value of the long-term investment (Qoros) using the present value of the expected cash flows.	The likelihood of expected cash flows.	The estimated fair value would increase if the likelihood of expected cash flows increase.